Nature of Operations (Details) - Details 3 $ in Millions	2 Months Ended
Mar. 31, 2024 USD ($)
Description of Organization and Business Operations and Liquidity [Line Items]
Operating cash	$ 4.6
Cash and accumulated deficit	$ 64.9